Financial instruments - additional disclosures (Details 13)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Customers with net sales over five percent	The Group’s largest, second-largest and third-largest customers account for approximately 17%, 11% and 6% of net sales, respectively (2019: 18%, 13% and 8%, respectively; 2018: 18%, 14% and 8%, respectively). All segments had sales to these customers in 2020, 2019 and 2018. The highest amounts of trade receivables outstanding were for these same three customers and amounted to approximately 14%, 12% and 6%, respectively, of the trade receivables at December 31, 2020 (2019: 14%, 12% and 7%, respectively).
Largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	17.00%	18.00%	18.00%
Percentage of entitys trade receivable	14.00%	14.00%
Second largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	11.00%	13.00%	14.00%
Percentage of entitys trade receivable	12.00%	12.00%
Third largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	6.00%	8.00%	8.00%
Percentage of entitys trade receivable	6.00%	7.00%